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                            Prudential Mutual Funds
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                          Prudential Stock Index Fund

                 SUPPLEMENT DATED OCTOBER 1, 1999 TO PROSPECTUS
                            DATED NOVEMBER 30, 1998
Shareholder Guide

  The section entitled "Shareholder Guide--How to Buy Shares of the Fund--Eligible Purchasers" is supplemented as follows:

  Participant MasterShare accounts held at Prudential Securities Incorporated are eligible to purchase Class Z shares.

MF177C3